Consolidated Statements of Cash Flow (CAD)	12 Months Ended			93 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Cash provided by (used in) Operating activities
Net loss for the period	(16,256,876)	(16,418,088)	(19,178,318)	(109,325,354)
Items not affecting cash:
Stock based compensation	2,450,734	702,762	950,874	18,866,567
Depreciation of capital assets	475,595	526,041	526,551	2,154,251
Provision for reclamation	44,932	26,578	75,526	589,632
Write-off of mineral properties		381,252	102,439	803,336
Loss on equity investment	310,941			310,941
Foreign exchange loss (gain)	(183,927)	1,554,906	3,506,180	(691,080)
Loss (gain) on sale of assets	3,997	7,915	(1,073,635)	(1,067,084)
Non-cash exploration costs (credits)				2,726,280
Other loss (income)	80,250	(64,125)	(13,250)	17,873
Future income taxes			(830,000)
Change in non-cash working capital items:
Amounts receivable	3,509	(255)	107,230	(5,081)
Prepaid expenses	(5,893)	(2,902)	(46,734)	(116,460)
Accounts payable and accrued liabilities	132,090	(189,803)	(1,090,163)	820,239
Net Cash Provided by (Used in) Operating Activities, Total	(12,944,648)	(13,475,719)	(16,963,300)	(84,915,940)
Investing activities
Mineral property costs	(155,855)	(755,329)	(497,761)	(13,885,913)
Purchase of short-term investments	(6,896,348)	(18,930,806)	(37,206,445)	(190,714,090)
Sale of short-term investments	5,131,139	24,609,301	64,971,242	185,333,600
Decrease (increase) in restricted cash	(441,959)	(1,103,629)	(31,151)	(4,536,700)
Funding of equity investment	(29,155)			(29,155)
Payments from venture partner			146,806	146,806
Proceeds from sale of property and equipment	149	17,769	1,082,956	1,127,218
Purchase of capital assets	(761,587)	(1,022,231)	(1,317,221)	(5,659,891)
Net Cash Provided by (Used in) Investing Activities, Total	(3,153,616)	2,815,075	27,148,426	(28,218,125)
Financing activities
Issuance of common shares and warrants for cash		5,000,000		127,056,538
Share issue costs		(279,849)		(2,848,874)
Proceeds from exercise of warrants and stock options	3,357,307	3,519,256	1,393	25,445,887
Payment of New Frontiers obligation				(17,565,125)
Net Cash Provided by (Used in) Financing Activities, Total	3,357,307	8,239,407	1,393	132,088,426
Effects of foreign exchange rate changes on cash	191,621	(1,317,271)	(2,680,324)	(2,784,882)
Net change in cash and cash equivalents	(12,549,336)	(3,738,508)	7,506,195	16,169,479
Beginning cash and cash equivalents	28,718,815	32,457,323	24,951,128
Ending cash and cash equivalents	16,169,479	28,718,815	32,457,323	16,169,479
Non-cash financing and investing activities:
Common shares issued for properties			452,250	1,164,750